Property, Plant and Equipment - Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in property, plant and equipment
Beginning balance	$ 67,650
Depreciation, depletion, amortization and impairment	(6,954)	$ (6,435)
Ending balance	68,512	67,650
Cost
Changes in property, plant and equipment
Beginning balance	125,582	127,209
Additions	7,476	6,068
Acquisition		7,869
Changes in decommissioning and restoration	216	1,440
Disposals and derecognition	(373)	(1,858)
Foreign exchange adjustments	686	(215)
Divestures		(14,931)
Ending balance	133,587	125,582
Accumulated provision
Changes in property, plant and equipment
Beginning balance	(57,932)	(64,555)
Depreciation, depletion, amortization and impairment	(6,890)	(6,038)
Disposals and derecognition	247	1,615
Foreign exchange adjustments	(500)	155
Divestures		10,891
Ending balance	(65,075)	(57,932)
Oil and Gas properties
Changes in property, plant and equipment
Beginning balance	17,790
Ending balance	16,760	17,790
Oil and Gas properties | Cost
Changes in property, plant and equipment
Beginning balance	41,101	38,775
Additions	864	591
Acquisition		1,793
Transfers	(10)	958
Changes in decommissioning and restoration	107	1,346
Disposals and derecognition	(10)	(8)
Foreign exchange adjustments	344	(128)
Divestures		(2,226)
Ending balance	42,396	41,101
Oil and Gas properties | Accumulated provision
Changes in property, plant and equipment
Beginning balance	(23,311)	(21,715)
Depreciation, depletion, amortization and impairment	(2,015)	(1,686)
Transfers		(1,090)
Disposals and derecognition	8	4
Foreign exchange adjustments	(318)	132
Divestures		1,044
Ending balance	(25,636)	(23,311)
Plant and Equipment
Changes in property, plant and equipment
Beginning balance	49,860
Ending balance	51,752	49,860
Plant and Equipment | Cost
Changes in property, plant and equipment
Beginning balance	84,481	88,434
Additions	6,612	5,477
Acquisition		6,076
Transfers	10	(958)
Changes in decommissioning and restoration	109	94
Disposals and derecognition	(363)	(1,850)
Foreign exchange adjustments	342	(87)
Divestures		(12,705)
Ending balance	91,191	84,481
Plant and Equipment | Accumulated provision
Changes in property, plant and equipment
Beginning balance	(34,621)	(42,840)
Depreciation, depletion, amortization and impairment	(4,875)	(4,352)
Transfers		1,090
Disposals and derecognition	239	1,611
Foreign exchange adjustments	(182)	23
Divestures		9,847
Ending balance	$ (39,439)	$ (34,621)